Consolidated Balance Sheets - USD ($) $ in Millions	Feb. 28, 2019	Feb. 28, 2018
Current
Cash and cash equivalents	$ 548	$ 816
Short-term investments	368	1,443
Accounts receivable, net	194	151
Other receivables	19	71
Income taxes receivable	9	26
Other current assets	56	38
Total current assets	1,194	2,545
Restricted Cash and Cash Equivalents, Noncurrent	34	39
Long-term investments	55	55
Other Assets, Noncurrent	28	28
Deferred income tax assets	2	3
Property, plant and equipment, net	85	64
Goodwill	1,463	569
Intangible assets, net	1,068	477
Total assets	3,929	3,780
Current
Accounts payable	48	46
Accrued liabilities	192	205
Income taxes payable	17	18
Deferred revenue, current	214	142
Total current liabilities	471	411
Deferred Revenue, Noncurrent	136	53
Other long-term liabilities	19	23
Long-term debt	665	782
Deferred income tax liabilities	2	6
Total liabilities	1,293	1,275
Capital stock and additional paid-in capital
Preferred shares: authorized unlimited number of non-voting, cumulative, redeemable and retractable
Common shares: authorized unlimited number of non-voting, redeemable, retractable Class A common shares and unlimited number of voting common shares Issued - 530,497,193 voting common shares (February 29, 2016 - 521,172,271)	2,688	2,560
Retained earnings	(32)	(45)
Accumulated other comprehensive income (loss)	(20)	(10)
Total shareholders' equity	2,636	2,505
Total liabilities and shareholders' equity	$ 3,929	$ 3,780